EQUITY - Additional information (Details)	1 Months Ended	6 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) Options Vote $ / shares shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2022 Options	Feb. 28, 2022 USD ($)
EQUITY
Par value per share | $ / shares		$ 0.00001
Number of shares issued for acquisition | Options		1,195,671		1,600,499
Number of shares issued	36,138,588
Share capital | $	$ 0	$ 0
Number of votes per Ordinary share | Vote		1
Three founding airline group members
EQUITY
Share capital | $	$ 2,621,000
Two Founding Airline Group Members
EQUITY
Number of additional shares eligible to receive	118,735	261,216
Third Founding Airline Group Members
EQUITY
Number of shares issued	59,367
Number of additional shares eligible to receive		320,584
7LFreight
EQUITY
Number of shares issued			32,739
Share capital | $			$ 113,000
Preferred shares
EQUITY
Par value per share | $ / shares		$ 0.00001
Series C Preferred shares
EQUITY
Par value per share | $ / shares	$ 0.00001
Number of shares issued	11,372,541
Ordinary shares
EQUITY
Par value per share | $ / shares	$ 0.00001	$ 0.00001
Number of shares issued	8,478,437	47,481,609
Ordinary shares | Clearit Customs Services, Inc
EQUITY
Number of shares issued for acquisition | $					959,907
Value of Preferred shares issued | $					$ 6,573,000